Net Loss Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Net Loss Per Share
Reconciliations of net loss and weighted average number of common shares outstanding used for the computation of basic loss per common share

	Six Months Ended June 30,
	2024		2023
	Common	Class A	Common	Class A

	(Thousands of Yen)		(Thousands of Yen)
Loss (Numerator)
Net loss attributable to shareholders of the Company	¥(582,181)	―	¥(355,066)	―

	(Number of shares)		(Number of shares)
Shares (Denominator)
Weighted average common shares outstanding	4,910,425	1	4,882,500	1
Effect of dilutive instruments:
Stock options	―	―	―	―
Weighted average common shares for diluted computation	4,910,425	1	4,882,500	1

	(Yen)		(Yen)
Net loss per common share attributable to shareholders of the Company
Basic	¥(118.56)	¥(118.56)	¥(72.72)	¥(72.72)
Diluted	¥(118.56)	¥(118.56)	¥(72.72)	¥(72.72)

	2023		2022		2021
	Common	Class A	Common	Class A	Common	Class A
Income (Numerator)
Net income (loss) attributable to shareholders of the Company	¥115,404	―	¥148,965	―	¥(990,731)	―

	(Number of shares)		(Number of shares)		(Number of shares)
Shares (Denominator)
Weighted average common shares outstanding	4,882,500	1	4,877,404	1	4,877,404	1
Effect of dilutive instruments:
Stock options	284,152	―	593,250	―	―	―
Weighted average common shares for diluted computation	5,166,652	1	5,470,654	1	4,877,404	1

	(Yen)		(Yen)		(Yen)
Earnings (loss) per common share attributable to shareholders of the Company
Basic	¥23.64	¥23.64	¥30.54	¥30.54	¥(203.13)	¥(203.13)
Diluted	¥22.34	¥22.34	¥27.23	¥27.23	¥(203.13)	¥(203.13)